Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Unrecognized tax benefits at beginning of period	$ 16,026	$ 18,132
Additions based on tax positions of current year	99	245
Reductions based on tax positions of prior years	(3,261)	(1,384)
Reductions based on lapse of statute of limitations	(89)	(967)
Unrecognized tax benefits at end of period	$ 12,775	$ 16,026